CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Detroit Street Trust (the “Registrant”). The Registrant’s 1933 Act No. is 333-207814 and the Registrant’s 1940 Act No. is 811-23112.

2.

There are no changes to the Prospectuses from the Prospectuses that were filed in Post-Effective Amendment No. 4 (“PEA No. 4”) on June 7, 2016, pursuant to Rule 485(b) of the 1933 Act for The Health and Fitness ETF, The Long-Term Care ETF, The Obesity ETF and The Organics ETF.

3.	The text of PEA No. 4 has been filed electronically.

DATED: June 10, 2016

Janus Detroit Street Trust

on behalf of its series

By:  /s/ Byron D. Hittle

       Byron D. Hittle

       Assistant Secretary